As filed with the Securities and Exchange Commission on February 27, 2008

                                                      Registration Nos. 33-86500
                                                                       811-08868

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                       [ ]

                       Post-Effective Amendment No. 17                      [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 14                              [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-325-4249

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
             [ ] 60 days after filing pursuant to paragraph a of Rule 485
             [X] on May 1, 2008 pursuant to paragraph a of Rule 485
             [ ] on pursuant to paragraph b of Rule 485
             [ ] immediately upon filing pursuant to paragraph b of Rule 485

Title of Securities Being Registered: Securities of Unit Investment Trust
     AMERITAS LOW-LOAD Flexible Premium Variable Universal Life Insurance Policy

PROSPECTUS: May 1, 2008


AMERITAS LOW-LOAD                            Ameritas Life Insurancae Corp. Logo

Flexible Premium
Variable Universal Life Insurance Policy

                             Ameritas Life Insurance Corp. Separate Account LLVL

         This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. They are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

  No one is authorized to give information or make any representation about the
    Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
    Service Center, P.O. Box 81889, Lincoln, Nebraska 68501. 1-800-255-9678.
                             www.ameritasdirect.com

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335

                           Interfund Transfer Request
                               Fax: 1-402-467-7923
                           Email: direct@ameritas.com


Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                         Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES.....................................................5
     CHARGES EXPLAINED...........................................8
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge and Sales Load Charge, Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Practices
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep) Model Asset Allocation Program
     OTHER IMPORTANT POLICY INFORMATION.........................16
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features


     POLICY DISTRIBUTIONS.......................................21
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................26
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations and Employers
         Tax Treatment of Loans and Other Distributions
         Other Policy Owner Tax Matters

     LEGAL PROCEEDINGS..........................................29
     HOW TO GET FINANCIAL STATEMENTS............................29

     APPENDIX A:  Optional Features.............................29
     DEFINED TERMS..............................................30
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement Reports to You

POLICY SUMMARY
--------------------------------------------------------------------------------

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

          The AMERITAS LOW-LOAD Variable Universal Life Policy is a flexible premium life insurance policy offered and issued by Ameritas Life Insurance Corp. ("Ameritas"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and death benefit will go up or down as a result of the investment experience of your Policy. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's death benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION AND FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3 1/2%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES section on next pages.)

No Sales Load.
No Surrender Charge.

Transaction Fees:
o    Percentage of Premium Charge.
o    Partial withdrawal charges.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES section, next page.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero. The death benefit is essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance). Death benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES
Some charges are rounded. Charges shown may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

-------------------------------------------------- ------------------------ -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION FEES                                       When Deducted             Maximum              Current
-------------------------------------------------- ------------------------ -------------------- --------------------
PERCENT OF PREMIUM CHARGE                          When each premium is     5% of each premium      3.5% of each
                                                   paid.                          payment          premium payment
-------------------------------------------------- ------------------------ -------------------- --------------------
SURRENDER CHARGE                                             --                    NONE                 NONE
-------------------------------------------------- ------------------------ -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                          Upon each withdrawal.         2% or $50            2% or $25
(lesser of % of withdrawal amount or dollar
amount)
-------------------------------------------------- ------------------------ -------------------- --------------------
TRANSFER FEE (per transfer)                        First 15 transfers per
                                                   year:                           NONE                 NONE
                                                   Each additional
                                                   transfer:                        $10                 NONE
-------------------------------------------------- ------------------------ -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

-------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted           Guaranteed            Current
expenses)                                                                    Maximum (annual)       (annual)
-------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
         (to equal the annual % shown)
-------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                Daily
                                Policy Years 1-20                                  0.90%                0.75%
                                Policy Years 21+                                   0.90%                0.45%
-------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM POLICY VALUE
         Several of the charges below vary based on individual characteristics.
         The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
-------------------------------------------------- ---------------------- -------------------- --------------------
                                                                          Varies(1)            Varies(2)
BASE POLICY COST OF INSURANCE (Rate is a % of             Monthly         Minimum      $0.68   Minimum      $0.37
the net amount of insurance coverage at risk)                             Maximum  $1,000.00   Maximum  $1,000.00
                                                                          Example(4,5) $3.32   Example(4,5) $1.24
-------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                     Monthly
     o    First Policy Year and first 12 months                                     $108               $108
          after an increase in Specified Amount
     o    Thereafter                                                                $108                $54
-------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
         (No-cost Riders are not listed.)
-------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability            Monthly          Varies(1)            Varies(1)
   Rider (Rate is a percentage of the total                               Minimum     3.32%    Minimum     3.32%
   monthly deduction not including this rider.)                           Maximum    53.68%    Maximum    53.68%
                                                                          Example(4,5)7.94%    Example(4,5) 7.94%
-------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                 Monthly          Varies(1)            Varies(1)
   Disability Rider  (Rate is a percentage of                             Minimum     3.32%    Minimum     3.32%
   the total monthly deductions not including                             Maximum    53.68%    Maximum    53.68%
   this rider.)                                                           Example(5,6) 6.18%   Example(5,6) 6.18%
-------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual             Monthly                  $52                  $52
   rate.)
-------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is per           Monthly          Varies(3)            Varies(3)
   $1000 of the rider selected amount.)                                   Minimum    $0.56     Minimum    $0.56
                                                                          Maximum    $1.97     Maximum    $1.97
                                                                          Example(6) $0.97     Example(6) $0.97
-------------------------------------------------- ------------------------ -------------------- --------------------
Periodic Charges Table Footnotes:
(1)      Rate varies by insured's sex, risk class and attained age.
(2)      Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(3)      Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
(4)      "Example" charges assume an insured who is male, best risk class, age
         45 when Policy is issued or rider is added to the Policy.
(5)      "Example" charges assume Policy is in its first Policy Year.
(6)      "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of credit for 3.5% effective annual yield interest rate.

------------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Maximum               Current
------------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)                        Upon each Policy
   Regular Loans                                                anniversary.           2.5%               2.0%
   Reduced Rate Loans  (available only after the 10th                                  0.5%               0%
                           Policy Year)
----------------------------------------------------------- ---------------------- ---------------- -----------------

         PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2007)


         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

----------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
----------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                 % (1)              %  (2)
----------------------------------------------------------------------------- ------------------- -------------------
After any Waivers and Reductions (explained in the footnotes to these             % (1)              %  (2)
tables)
----------------------------------------------------------------------------- ------------------- -------------------

(1)
(2)

----------------------------------------------------------------------------------------------------------------------------
                                                                      Acquired
                                       Management                     Fund Fees      Total                    Total Expenses
*Subaccount's underlying              and Advisory   12b-1    Other      and       Portfolio  Waivers and   after waivers and
Portfolio Name*                          Fees        Fees**   Fees    Expenses       Fees     Reductions    reductions if any
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I., Series I(1)
-------------------------------------------------------------------------------------------------------------------------------
o        Financial Services
-------------------------------------------------------------------------------------------------------------------------------
o        Global Health Care
-------------------------------------------------------------------------------------------------------------------------------
o        International Growth
-------------------------------------------------------------------------------------------------------------------------------
o        Leisure
-------------------------------------------------------------------------------------------------------------------------------
o        Technology
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
-------------------------------------------------------------------------------------------------------------------------------
o        International
-------------------------------------------------------------------------------------------------------------------------------
o        Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (5) (6)
-------------------------------------------------------------------------------------------------------------------------------
o        Ameritas Core Strategies
-------------------------------------------------------------------------------------------------------------------------------
o        Ameritas Income & Growth
-------------------------------------------------------------------------------------------------------------------------------
o        Social Balanced
-------------------------------------------------------------------------------------------------------------------------------
o        Social International Equity
-------------------------------------------------------------------------------------------------------------------------------
DWS VIT, Class A
-------------------------------------------------------------------------------------------------------------------------------
o        Small Cap Index VIP
-------------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
-------------------------------------------------------------------------------------------------------------------------------
o        Health Care VIP
-------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
-------------------------------------------------------------------------------------------------------------------------------
o        Dreman Small Mid Value VIP
-------------------------------------------------------------------------------------------------------------------------------
o        Global Thematic VIP
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP
-------------------------------------------------------------------------------------------------------------------------------
o        Contrafund(R): Initial Class
-------------------------------------------------------------------------------------------------------------------------------
o        Mid Cap: Service Class
-------------------------------------------------------------------------------------------------------------------------------
o        Overseas: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
o        Strategic Income: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
-------------------------------------------------------------------------------------------------------------------------------
o        Global Income Securities
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
-------------------------------------------------------------------------------------------------------------------------------
o        Research International
-------------------------------------------------------------------------------------------------------------------------------
o        Utilities
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
-------------------------------------------------------------------------------------------------------------------------------
o        Balanced
-------------------------------------------------------------------------------------------------------------------------------
o        Growth
-------------------------------------------------------------------------------------------------------------------------------
o        Lehman Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
o        Partners
-------------------------------------------------------------------------------------------------------------------------------
o        Regency
-------------------------------------------------------------------------------------------------------------------------------
RYDEX
-------------------------------------------------------------------------------------------------------------------------------
o        Government Long Bond 1.2x
-------------------------------------------------------------------------------------------------------------------------------


                                       -5-

                                                                      Acquired
                                       Management                     Fund Fees      Total                    Total Expenses
*Subaccount's underlying              and Advisory   12b-1    Other      and       Portfolio  Waivers and   after waivers and
Portfolio Name*                          Fees        Fees**   Fees    Expenses       Fees     Reductions    reductions if any
----------------------------------------------------------------------------------------------------------------------------
o        Inverse S&P 500
-------------------------------------------------------------------------------------------------------------------------------
o        NASDAQ-100(R)
-------------------------------------------------------------------------------------------------------------------------------
o        Nova
-------------------------------------------------------------------------------------------------------------------------------
o        Precious Metals
-------------------------------------------------------------------------------------------------------------------------------
SUMMIT
-------------------------------------------------------------------------------------------------------------------------------
o        Natural Resources
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
-------------------------------------------------------------------------------------------------------------------------------
o        Blue Chip Growth
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-------------------------------------------------------------------------------------------------------------------------------
o        Value
-------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
-------------------------------------------------------------------------------------------------------------------------------
o        Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
-------------------------------------------------------------------------------------------------------------------------------
o        Balanced
-------------------------------------------------------------------------------------------------------------------------------
o        Diversified
-------------------------------------------------------------------------------------------------------------------------------
o        Equity Income
-------------------------------------------------------------------------------------------------------------------------------
o        Equity Index
-------------------------------------------------------------------------------------------------------------------------------
o        Growth
-------------------------------------------------------------------------------------------------------------------------------
o        High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
o        International
-------------------------------------------------------------------------------------------------------------------------------
o        Mid-Cap Index
-------------------------------------------------------------------------------------------------------------------------------
o        Money Market
-------------------------------------------------------------------------------------------------------------------------------
o        REIT Index
-------------------------------------------------------------------------------------------------------------------------------
o        Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
o        Total Bond Market Index
-------------------------------------------------------------------------------------------------------------------------------
o        Total Stock Market Index
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT (11)
-------------------------------------------------------------------------------------------------------------------------------
o        Discovery
-------------------------------------------------------------------------------------------------------------------------------
o        Opportunity
-------------------------------------------------------------------------------------------------------------------------------

* Short cites are used in this chart. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

CHARGES EXPLAINED

         For Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a percent of premium charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge and Sales Load Charge
         The Policy has no surrender charge and no sales load charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a partial withdrawal charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we do not impose a transfer fee. We may, however, charge a transfer fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Month date.


o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month;
     multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:

- The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge
         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The risk charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.


     You may allocate all or a part of your premiums among the Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account") variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.


The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment option's underlying portfolios. We do not make any representations about their future performance.

        You bear the risk that the variable investment options you select may fail to meet their objectives, that they could decrease in value, and that you could lose principal.


         Each Subaccount's underlying portfolio operates as a separate investmentoption, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.


------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                            INVESTMENT ADVISER
Portfolio Name                                               Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                              Invesco AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund, Series I                   Capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund, Series I                   Capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund, Series I                              Capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund, Series I                           Capital growth.
------------------------------------------------------------------------------------------------------------------
                American Century Investments                     American Century Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I              Capital growth.
------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                       Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio                           Growth; income is secondary.
------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth Portfolio                           Income; growth is secondary.
------------------------------------------------------------------------------------------------------------------
CVS Social Balanced Portfolio                                Income and growth.
------------------------------------------------------------------------------------------------------------------
CVS Social International Equity Portfolio                    Growth.
------------------------------------------------------------------------------------------------------------------
                 DWS Investments VIT Funds                       Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP Portfolio, Class A                   Index:  Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                         Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------
DWS Health Care VIP Portfolio, Class A                       Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                        Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class       Long-term growth.
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class             Long-term growth.
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class            Long-term growth.
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class    Income.
------------------------------------------------------------------------------------------------------------------

                                      -9-

------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust              Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund, Class 2             Income.
------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                      Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Income.
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                    Neuberger Berman Management Inc.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio, Class I             Balanced.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio, Class I               Growth.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Lehman Brothers Short Duration Bond     Bond.
Portfolio, Class I
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio, Class I             Capital growth.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
------------------------------------------------------------------------------------------------------------------
                    Rydex Variable Trust                                      Rydex Investments
------------------------------------------------------------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund                120% of daily movement of Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                          Inverse of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------
Rydex NASDAQ-100(R) Fund                                     Match performance of the NASDAQ 100 Index.
------------------------------------------------------------------------------------------------------------------
Rydex Nova Fund                                              150% of daily performance of S&P 500 Index.
------------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund                                   Sector:  Capital appreciation.
------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*                Summit Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                     Growth.
------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust                           Third Avenue Management LLC
------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.            Morgan Stanley Investment Management Inc., dba Van
                                                             Kampen
------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
             Vanguard(R) Variable Insurance Fund                           The Vanguard Group. Inc. (1)
                                                                    Wellington Management Company, LLP (2)
                                                                Barrow, Hanley, Mewhinney & Strauss, Inc. (3)
                                                                          AllianceBernstein L.P. (4)
                                                                     William Blair & Company, L.L.C. (5)
                                                                   Granahan Investment Management, Inc. (8)
                                                                  Grantham, Mayo, Van Otterloo & Co. LLC (9)
                                                              Schroder Investment Management North America, Inc.(6)
                                                                      Baillie Gifford Overseas Ltd. (7)
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Balanced Portfolio (2)                           Growth and Income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio (3)                  Growth and Income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio (1,2)                    Growth and income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio (1)                       Index - Growth and income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio (4,5)                           Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio (2)                    Income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio (6,)(7)                  Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio (1)                      Index - Growth and income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio (1)                       Money Market.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio (1)                         Income and Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio (8,)(9)           Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio (1)            Index - Bonds.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio (1)           Index:  Dow Jones Wilshire 5000 Index.
------------------------------------------------------------------------------------------------------------------
       Wells Fargo Advantage FundsSM - Variable Trust                 Wells Fargo Funds Management, LLC
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery FundSM                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity FundSM                  Long-term capital appreciation

 * These funds and their investment advisers are affiliates of the Company. Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.




o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the liminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed

               Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We, and most of our portfolio managers, consider market timing strategies, programmed transfers, or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. For those fund managers who deem such activities disruptive, we may react by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain fund managers, such as Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PRACTICES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.


         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy owner, or
          o    reject the transfer or exchange instructions of individual Policy owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy owner.

         We will notify affected Policy owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep or asset allocation program are not subject to these rules. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.

          o We must receive notice of your election and any changed instruction either by Written Notice, by telephone transaction instruction, or by Internet when available.

          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed

               Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.

          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your Earnings Sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.

          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be reallocated automatically pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.


OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium

          o At least 25% of the total first year guaranteed monthly deductions including charges for riders, and any substandard risk adjustments for the specified amount of insurance coverage you apply for.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. However, where allowed, if you have allocated 100% to the Fixed Account, the initial net premium is allocated to the Fixed Account. In this instance, no further allocation will occur. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the percent of premium charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy Month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy Month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy Month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy Month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first three Policy Years so long as the Guaranteed Death Benefit Premium, adjusted for partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.
          o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
          o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
          o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:

          o    Written application signed by you and the insured;
          o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
               (2)  Three times the current Policy Month's monthly deduction.

         If any outstanding Policy loan is reinstated, that debt will be held in our Fixed Account.

         The effective date of reinstatement will be the Policy Month date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any Guaranteed Death Benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first and last pages.


         "FREE LOOK" RIGHTS

         Most states give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the state whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

A death benefit is payable upon:
      -  Your Policy being in force;
      -  Our receipt of Due Proof of Death of the Insured;
      -  Our receipt of sufficient beneficiary information to make the payment;
         and
      -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.

Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B

If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.

Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules

o    Your request for a change must be by Written Notice.

o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Month date after we receive (or, if evidence of insurability is necessary, after we approve) your request.

o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: A change from Option A to Option B will require satisfactory evidence of insurability. The death benefit after the change will equal the specified amount prior to the change plus the accumulation value as of the date of the change.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.

         The change is allowed only if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage

         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this prospectus' TAX MATTERS section). Any change will take effect on the Policy Month date on or after the date we receive your Written Notice.


INCREASE () in Coverage Rules

o    No increase is allowed in the first Policy Year.

o    The insured's age nearest birthday must be 80 or younger.

o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.

o Minimum amount of an increase in specified amount of insurance coverage is $25,000.

o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.

o The administrative charge will increase to $9 per month for the 12 months following the increase. See this Prospectus' CHARGES section.

o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this prospectus' OTHER IMPORTANT POLICY INFORMATION: Lapse and Grace Period provision.)

o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules

o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal maturity date is the Policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the Policy value, less any loan and unpaid loan interest, if the insured is then living, if this Policy is in force, and you have not elected to extend the Policy's maturity date. The Policy may terminate prior to the maturity date as described under the Lapse and Grace Period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Policy value at that time.

o        Coverage Beyond Maturity

         At least 90 days before the Policy's normal maturity date, you may elect to continue the Policy in force beyond the normal maturity date for as long as the Policy value is greater than zero. The election must be made by Written Notice, upon which we will issue you, at no additional cost, an Extended Maturity Rider; this rider is not available in all states. The following will apply:

     o    The death benefit will be the Policy value.

     o    You cannot pay any more premiums.

     o The insured's date of death will be considered the Policy's maturity date, except that this rider does not extend the maturity date for purposes of determining benefits under any other riders.

     o We will maintain your allocation of Policy value to the Subaccounts and the Fixed Account according to your instructions.

     o    No monthly charges will be made for cost of insurance or riders.

The tax consequences of extending the maturity date are unclear. Please consult a tax adviser.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your Policy language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

                   Amount You Can Borrow                                      Loan Interest Rate
-------------------------------------------------------------- -----------------------------------------------------
Standard  Policy Loan.  After the first Policy Year, you may   Standard  Policy  Loan.  Current  net  annual  loan
borrow  not less than  $200 and up to an amount  equal to the  interest  rate of 2%. We  charge a current  interest
Cash Surrender  Value,  minus guaranteed  monthly  deductions  rate with a 5.5% effective annual yield  (guaranteed from  Policy  value for the rest of the  Policy  Year,  minus  to not exceed  6%),  but we also  credit an interest interest on Policy debt  including the requested  loan to the  rate with an  effective  annual yield of 3.5% to any
next Policy Anniversary.                                       amounts in the Loan Account.
-------------------------------------------------------------- -----------------------------------------------------
Reduced  Rate Policy Loan.  Available  after the 10th Policy   Reduced Rate Policy  Loan.  Current net annual loan
Year.  Amount  eligible is 10% of Policy value as of the 10th  interest  rate of 0%: we  charge a current  interest
Policy  Anniversary  times the number of years since the 10th  rate with a 3.5% effective annual yield  (guaranteed anniversary,  increased  by the accrued  interest  charges on  to not exceed  4%),  but we also  credit an interest
the  reduced   loan   amount.   Any   Standard   Policy  Loan  rate with an  effective  annual yield of 3.5% to any outstanding  at the end of the 10th Policy Year and each year  amounts in the Loan Account.
thereafter  will become a Reduced  Rate Policy Loan up to the eligible  amount  from  that  point  forward.  Once a loan is categorized  as a Reduced Rate Policy Loan,  it will continue to be charged the reduced loan rate.

Loan Rules
     o    The Policy must be assigned to us as sole security for the loan.
     o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
     o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
     o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
     o If Policy debt exceeds Policy value minus the surrender charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
     o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
     o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
     o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. The Policy value will be reduced by the amount of the partial withdrawal, but the specified amount of insurance coverage will not change.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o The death benefit should be fully excludable from the beneficiary's gross income; and
          o You should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax advisor.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.


         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS AND EMPLOYERS

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

         In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.


         TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
       - the total of any premium payments or other consideration paid for the Policy, minus
       -  any withdrawals previously recovered that were not taxable.


Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.


LEGAL PROCEEDINGS
         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS
         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o    Cost Recovery Rider
          This rider allows a one time special partial withdrawal without reducing the specified amount of coverage. Cost: None.

o    Reduced Loan Interest Rate Rider
          This rider allows reduced interest rate Policy loans after the 10th Policy anniversary. Cost: None.

o    Extended Maturity Rider
          If elected, as long as the Policy Cash Surrender Value is greater than zero, the Policy will remain in force to provide a death benefit. Once maturity is extended under this rider, the death benefit is the Policy value and Death Benefit Option A is in effect; there is no ability to select Death Benefit Option B. For more information about this rider, see this prospectus' POLICY DISTRIBUTIONS section Maturity Date provision. Cost: None.

o    Waiver of Monthly Deductions on Disability Rider
         This rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Payor Waiver of Monthly Deductions on Disability Rider
         This rider provides that during periods of the premium payor's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

o    Children's Protection Rider
         This rider provides term life insurance protection, as defined in the rider, for the insured's children.

o    Guaranteed Insurability Rider
         This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o    Terminal Illness Rider
         This rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of a terminal illness.
         Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. See the Policy and Rider language for details.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first three Policy Years so long as minimum premium is paid, and any other longer period provided by an optional guaranteed death benefit rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Premium

   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any guaranteed death benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Initial Premium is equal to 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the minimum premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

         IMSA

        We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.


                                    THANK YOU
            for reviewing this prospectus. You should also review the
             series fund prospectuses for those Subaccount variable
          investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
    for marketing assistance or other product questions prior to issue (without charge), call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678
                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                               direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

       A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site, (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 33-86500), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC at, 100 F Street, NE, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-551-8090.


       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

(C) Ameritas Life Insurance Corp.


LLVL              Last Page             SEC Registration #: 811-08868, 33-86500

Statement of Additional Information:  May 1, 2008
to accompany Policy Prospectuses dated:  May 1, 2008

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
LOW-LOAD VARIABLE LIFE
INSURANCE POLICIES offered through
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL



TABLE OF CONTENTS                       Page

About Our Company                         1

Underwriter                               2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials                 3
Advertising
Performance Data

Morningstar Asset Allocator Program       4

Financial Statements                      5

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"), which is also the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and The Union Central Life Insurance Company, an Ohio stock life insurance company organized under the laws of the State of Ohio in 1867.

         We are engaged in the business of issuing life and health insurance and annuities throughout the United States (except New York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals. The UNIFI companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

ALIC Separate Account LLVL        SAI: 1     Statement of Additional Information

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                       -------------- --------------- ---------------
                                                                YEAR:      2005            2006            2007
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation we paid to AIC that was paid to
other broker-dealers and representatives (not kept by AIC).                $68,474         $33,187         $31,501
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation earned and kept by AIC.                     0               0             $72
---------------------------------------------------------------------- -------------- --------------- ---------------
Fees we paid to AIC for variable life insurance Principal
Underwriter services.                                                       $1,807            $991              $0
---------------------------------------------------------------------- -------------- --------------- ---------------


         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium.

     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

ALIC Separate Account LLVL        SAI: 2     Statement of Additional Information

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.


ALIC Separate Account LLVL        SAI: 3     Statement of Additional Information

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                offered through AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

ALIC Separate Account LLVL        SAI: 4     Statement of Additional Information

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

          FINANCIAL STATEMENTS

         The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2007, 2006 and 2005, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2006, and for each of the periods in the two years then ended, included in this Statement of Additional Information,
have been audited by                     ,
independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:5

              PART C

                                                   OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit
     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. (1)
     (b)  Custodian Agreements. Not Applicable.
     (c)  Principal Underwriting Agreement. (1)
     (d)  Form of Policy. (1)
     (e)  Form of Application. (1)
     (f)  Articles of Incorporation of Ameritas Life Insurance Corp. (1)
          Bylaws of Ameritas Life Insurance Corp. (2)
     (g)  Reinsurance Agreement. Not Applicable.
     (h)  Forms of Participation Agreements:
                (1)  Neuberger Berman Advisers Management Trust.  (3)
                (2)  Scudder Investments VIT Funds (BT).  (4)
                (3)  Rydex Variable Trust.  (5)
                (4)  Calvert Variable Series, Inc. Ameritas Portfolios.  (6)
                (5)  Calvert Variable Series, Inc. (CVS Portfolios) (6)
                (6) Variable Insurance Products Fund and Variable Insurance Products Fund II. (6)
                (7)  AIM Variable Insurance Funds.  (7)
                (8)  Third Avenue Variable Series Trust. (7)
                (9)  Vanguard Variable Insurance Funds. (7)
                (10) Wells Fargo Variable Trust (Strong). (8)
                (11) American Century Investments. (9)
                (12) Franklin Templeton Variable Insurance Products Trust.  (10)
                (13) MFS Variable Insurance Trust.  (11)
                (14) Summit Mutual Funds, Inc. (9)
                (15) T. Rowe Price Equity Series, Inc. (12)
                (16) The Universal Institutional Funds, Inc. (Morgan
                     Stanley) (11)
     (i)  Administrative Contracts. Not Applicable.
     (j)  Other Material Contracts: Powers of Attorney.
     (k)  Legal Opinion of Robert G. Lange.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm to be filed by subsequent amendment under Rule 485(b).
     (o) Financial statements to be filed by subsequent amendment under Rule 485(b).
     (p)  Initial Capital Agreements. Not applicable.
     (q) Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). (1)

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-86500, filed on April 3, 1998, EX-99.1(1), EX-99.1(3)(A), EX 99.1.(5)(a), EX-99.1.(10),
     EX-99.1(6)(A), EX 99.9.
2 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999, EX-99.1(6)(B).
3 Incorporated by reference to the initial Registration Statement to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-05529, filed on June 7, 1996, EX-99.B8A.
4 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on July 14, 1999, EX-99.1.(8)(B).
5 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
6 Incorporated by reference to Post-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on March 1, 2000, EX-99.1(8)(D), EX-99.1(8)(E), EX-99.1(8)(F).
7 Incorporated by reference to Post-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on April 11, 2001, EX-99.8H 2, EX-99.8I 3, EX-99.8J 4.
8 Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996, EX-99.B8D 4.

9 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000, EX-99.1(8)(6) 3, EX-99.1.(8)(J) 6.
10 Incorporated by reference to the Registration Statement for Ameritas Variable Separate Account VA Allocator 2000 Annuity, File No. 333-91670, filed on July 1, 2002, EX-99.8G.
11 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8c, EX-99.A8D 6.
12 Incorporated by reference to Post Effective Amendment No. 9 to the Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed February 27, 2008, EX-99(h)(15).

Item 27.      Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant
Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

     (a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate, and Carillon Account.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal                          Positions and Offices
         Business Address                            With Underwriter

         JoAnn M. Martin*                            Director, Chair & Senior Vice President
         Salene Hitchcock-Gear*                      Director, President & Chief Executive Officer
         Kent M. Campbell**                          Director
         William W. Lester*                          Director, Vice President & Treasurer
         Gary T. Huffman*                            Director
         Billie B. Beavers***                        Senior Vice President
         Cheryl L. Heilman*                          Vice President, Chief Operating Officer
         Robert G. Lange*                            Vice President, Secretary & General Counsel
         Bruce D. Lefler                             Senior Vice President, Public Finance
         Gregory C. Sernett*                         Vice President, Chief Compliance Officer, and Assistant Secretary
         Michael M. Van Horne***                     Senior Vice President



          * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
          ** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
          *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                    (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                     $31,501                 $0                     $72               $0

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, has caused this Amendment No. 17 to Registration Statement No. 33-86500 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 27th day of February, 2008.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                By: Lawrence J. Arth *
                                               ---------------------------
                                                     Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 27, 2008.

     SIGNATURE                              TITLE
     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     Jan M. Connolly **                 Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.
** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

     Exhibit

       (j)    Other Material Contracts:  Powers of Attorney

       (k)    Legal Opinion of Robert G. Lange